Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nicholas Fund, Inc.
Entity Central Index Key	0000071958
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
NICHOLAS FUND INC
Shareholder Report [Line Items]
Fund Name	Nicholas Fund, Inc.
Class Name	Nicholas Fund, Inc.
Trading Symbol	NICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nicholas Fund, Inc. (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Year?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Nicholas Fund	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did the Fund Perform Last Year and What Affected its Performance?

For the one-year period ended March 31, 2025, the Fund returned 1.84%.

Positioning

The Fund is typically exposed to what we believe are more stable growth companies relative to its benchmark, the Standard & Poor's 500 Index. With this positioning, which we think tends to favor predictability of earnings and cash flow over the absolute level of growth of same, the Fund generally lags in strong up markets or narrow-breadth environments where a few large benchmark weights drive Index returns as was the case over the last fiscal year.

Performance

The Fund posted a positive return during the period, while underperforming relative to its benchmark. Overall equity market returns were positive due to reasonably strong earnings growth, a stable employment picture and the anticipation of an accommodative Federal Reserve, which eased its Fed Funds Target Rate by 100 basis points over the course of the year. Despite the tariff-induced turmoil in the latter stages of the fiscal year there were sectors of the market that performed quite well during this period. This included two industry groups within both the Communication Services (diversified telecommunication services and wireless telecommunication services) and Information Technology (communications equipment and technology hardware storage & peripherals) where the Fund had little or no exposure, contributing to the relative underperformance of the Fund during the fiscal year.

What factors influenced performance?

The fiscal year was marked by relatively strong equity performance. With the Fed beginning to reduce short-term interest rates during the fiscal year, two of the most interest rate- sensitive sectors, financials and utilities, led S&P 500 Index performance, up 20.18% and 23.87%, respectively. The Fund was underweight both sectors, as many of the companies do not meet the Fund's preferred investment profile. Exposures within the information technology sector were also a drag on absolute and relative results, as the Fund was relatively underweight some of the largest weighted names within the Index, such as Apple, Microsoft and Nvidia. Additionally, the Fund historically tends to be more exposed to software-related rather than hardware-related technology companies, and this also served as a headwind for the fiscal year.

Top Contributors:

The largest contributors to the Fund's performance were positive stock selection within the consumer staples and energy sectors.

Individual name contributors (portfolio contribution to return basis):

  Apple Inc. (AAPL)

  Fiserv, Inc. (FI)

  Boston Scientific Corporation (BSX)

Top Detractors:

Negative security selection within the communication services and information technology sectors detracted from the Fund's performance.

Individual name detractors (portfolio contribution to return basis):

  DexCom, Inc. (DXCM)

  Advanced Micro Devices (AMD)

  Microsoft Corporation (MSFT)

Investment approaches cycle in and out of favor, and a focus on quality businesses with sustainable competitive advantages while remaining cognizant of valuations has been out of favor since the market bottom of October 2022 as volatility, until very recently, has been limited. The investment team remains committed to owning what we believe are high-quality growth companies with sustainable competitive advantages, consistent revenue and earnings growth, strong balance sheets, operated by responsible management teams, and that are trading at reasonable valuations.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and are no guarantee of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns As of March 31, 2025
	1 Year	5 Years	10 Years
Nicholas Fund, Inc.	1.84%	17.89%	10.35%
Standard & Poor's 500 Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The performance data includes reinvestment of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained by visiting www.nicholasfunds.com/returns.
Net Assets	$ 3,986,502,514
Holdings Count | shares	58
Advisory Fees Paid, Amount	$ 27,378,303
Investment Company, Portfolio Turnover	15.41%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of March 31, 2025
Net Assets	$3,986,502,514
Number of Portfolio Holdings	58
Portfolio Turnover Rate	15.41%
Total advisory fees paid	$27,378,303

Holdings [Text Block]
Top Ten Equity Holdings
As of March 31, 2025
Name	Percentage of Net Assets
Microsoft Corporation	4.30%
Alphabet Inc. Class C	4.25%
Amazon.com, Inc.	4.06%
Apple Inc.	3.25%
NVIDIA Corporation	2.88%
Fiserv, Inc.	2.67%
Mastercard Incorporated Class A	2.36%
Visa Inc. Class A	2.33%
S&P Global, Inc.	2.10%
Costco Wholesale Corporation	2.08%
Total of top ten	30.28%
Sector Diversification (As a Percentage of Total Investments)
As of March 31, 2025

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of March 31, 2025
Name	Percentage of Net Assets
Microsoft Corporation	4.30%
Alphabet Inc. Class C	4.25%
Amazon.com, Inc.	4.06%
Apple Inc.	3.25%
NVIDIA Corporation	2.88%
Fiserv, Inc.	2.67%
Mastercard Incorporated Class A	2.36%
Visa Inc. Class A	2.33%
S&P Global, Inc.	2.10%
Costco Wholesale Corporation	2.08%
Total of top ten	30.28%